Provisions - Issued Foreign Letters of Credit - ECL Exposures (Details) - Issued foreign letters of credit [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Exposure as at beginning of period	$ 93	$ 49
Net change on exposures	(41)	44
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(2)	(4)
Changes to models and assumptions	1
Foreign exchange adjustments		4
Exposure as at ending of period	51	93
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	83	43
Net change on exposures	(61)	38
Transfer to Stage 1
Transfer to Stage 2	(3)	(6)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year		4
Changes to models and assumptions	1
Foreign exchange adjustments		4
Exposure as at ending of period	20	83
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	10	6
Net change on exposures	(8)	7
Transfer to Stage 1
Transfer to Stage 2	(1)	(3)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period	1	10
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures	10
Transfer to Stage 1
Transfer to Stage 2	3	6
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(2)	(6)
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period	11
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures	18	(1)
Transfer to Stage 1
Transfer to Stage 2	1	3
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year		(2)
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period	19
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period